NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Beginning Balance	$ 14,726,842
During the nine-month period ended September 30, 2018 net repayments to the factoring agreement totaled $787,435.	787,435
Total increases to debt	7,683,053
Less cash payments	(2,064,902)
In May 2018, an unrelated party forgave $315,000 of the $540,000 equipment loan agreement dated September 30, 2016.	(315,000)
Issuance discount	(752,535)	$ 490,000
Amortization of issuance cost and loan discounts	420,134
Debt Ending Balance	19,697,592	14,726,842
Less current portion	14,625,099
Total long-term debt at September 30, 2018	5,072,493	$ 14,850,842	$ 9,469,947
Notes Payable One [Member] | ARC Business Loan [Member]
Total increases to debt	2,450,000
Notes Payable Two [Member] | Equipment Loan [Member]
Total increases to debt	346,660
Notes Payable Three [Member] | Equipment Loan [Member]
Total increases to debt	135,000
Notes Payable Four [Member] | Loan Agreement [Member]
Total increases to debt	1,000,000
Notes Payable Five [Member] | Financing Arrangement [Member]
Total increases to debt	$ 2,963,958